Schedule Of Assets Held Under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Assets held under capital leases, Gross	$ 285,957	$ 320,916
Less accumulated depreciation	(106,720)	(112,250)
Total	179,237	208,666
Buildings
Capital Leased Assets [Line Items]
Assets held under capital leases, Gross	228,392	266,992
Furniture, fixtures and equipment
Capital Leased Assets [Line Items]
Assets held under capital leases, Gross	$ 57,565	$ 53,924